Goodwill, Intangibles and Other Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill Intangible Assets And Other Assets [Line Items]
Amortization of Intangible Assets	$ 15.1	$ 3.6	$ 16.2	$ 14.1	$ 15.1
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			14 years 7 months 6 days
Finite-lived Intangible Assets Acquired	382.0
Trade Names [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 63.0
Customer Relationships [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	18 years 11 months 16 days
Finite-Lived Intangible Asset, Useful Life	18 years 11 months 16 days		15 years 1 month 6 days
Finite-lived Intangible Assets Acquired	$ 319.0
Minimum [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			1 year
Maximum [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years